Other Charges, Net of Recoveries	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Other Charges, Net of Recoveries	OTHER CHARGES, NET OF RECOVERIES:

	Year ended December 31
	2020	2021	2022
Restructuring charges, net of recoveries (a)	$25.8	$10.5	$8.4
Transition Costs (Recoveries) (b)	—	1.2	(2.1)
Credit Facility-related charges (c)	—	3.0	—
Acquisition Costs (Recoveries) and Other (d)	(2.3)	(4.4)	0.4
	$23.5	$10.3	$6.7
In addition to the items set forth above, other charges, net of recoveries for 2022 included approximately $95 in aggregate charges representing write-downs to inventories, a building and equipment resulting from the fire event described in note 26, as well as equivalent amounts in recoveries, as we expect to fully recover the written-down amounts pursuant to the terms and conditions of our insurance policies. As a result, such event had no net impact on other charges, net of recoveries during 2022. See note 26 for further detail.
(a)    Restructuring charges, net of recoveries:
    Our restructuring activities in 2022 consisted primarily of actions to adjust our cost base to address reduced levels of demand in certain of our businesses and geographies.
    We recorded restructuring charges of $8.4 in 2022, consisting of cash charges of $7.5, primarily for employee termination costs, and non-cash charges of $0.9, consisting of the write-down of ROU assets in connection with vacated properties and assets related to disengaging programs. Our restructuring provision at December 31, 2022 was $5.8 (December 31, 2021 — $6.1; December 31, 2020 — $4.7), which we recorded in the current portion of provisions on our consolidated balance sheet. See note 10.
We recorded restructuring charges of $10.5 in 2021, consisting of cash charges of $9.8, primarily for employee termination costs, and net non-cash charges of $0.7 (consisting of non-cash restructuring charges of $1.5 and non-cash restructuring recoveries of $0.8). The non-cash charges consisted primarily of the write-down of equipment related to disengaged programs. The non-cash restructuring recoveries primarily reflect gains on the sale of surplus equipment.
We recorded restructuring charges of $25.8 in 2020, consisting of cash charges of $23.3, primarily for employee termination costs, and non-cash charges of $2.5. The non-cash restructuring charges represented the write-down of ROU assets ($1.1) in connection with vacated properties (resulting in part from Sublet Losses), and the write-down of certain equipment related to disengaged programs, offset in part by $0.3 in gains on the disposition of certain surplus equipment.
See notes 2(k) and 10 for further details regarding our restructuring provisions.
(b)    Transition Costs (Recoveries):
    Transition Costs consist of costs recorded in connection with: (i) the transfer of manufacturing lines from closed sites to other sites within our global network; and (ii) the sale of real properties unrelated to restructuring actions (Property Dispositions). Transition Costs in prior years also included costs in connection with the relocation of our Toronto manufacturing operations and corporate headquarters in connection with the 2019 sale of our former Toronto real property. Transition Costs consist of direct relocation and duplicate costs (such as rent expense, utility costs, depreciation charges, and personnel costs) incurred during the transition periods, as well as cease-use and other costs incurred in connection with idle or vacated portions of the relevant premises that we would not have incurred but for these relocations, transfers and dispositions. Transition Recoveries consist of any gains recorded in connection with Property Dispositions. We recorded $1.5 of Transition Costs in 2022, related primarily to the disposal of assets reclassified as held for sale in Q1 2022. We recorded $3.6 of Transition Recoveries in 2022, reflecting the gain on the subsequent disposal of such assets held for sale. We incurred Transition Costs of $1.2 in 2021 (2020 — de minimis), pertaining to the transfer of manufacturing lines from closed sites to other sites within our global network, and no Transition Recoveries in 2021 or 2020.
(c)    Credit Facility-related charges:
    Credit Facility-related charges for 2021 consist primarily of a $2.6 charge to accelerate the amortization of unamortized deferred financing costs upon termination of the Terminated Term Loan in connection with our December 2021 amendment to the Credit Facility (described in note 11).
(d)    Acquisition Costs (Recoveries) and Other:
We incur consulting, transaction and integration costs relating to potential and completed acquisitions. We also incur charges or releases related to the subsequent re-measurement of indemnification assets or the release of indemnification or other liabilities recorded in connection with acquisitions, when applicable. Collectively, these costs, charges and releases are referred to as Acquisition Costs (Recoveries).
We recorded Acquisition Costs in 2022 of $0.4, all related to our acquisition of PCI. We recorded net Acquisition Costs in 2021 of $6.1, consisting of $7.3 in costs related to acquisition activities, including the acquisition of PCI, offset in part by a $1.2 release related to certain indirect tax liabilities previously recorded in connection with our acquisition of Impakt in November 2018. We recorded $0.2 of Acquisition Costs in 2020 related to potential acquisitions.
Other consists of legal recoveries of $10.5 in 2021 and $2.5 in 2020, for prior component parts, in connection with the settlement of class action lawsuits in which we were a plaintiff.